UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2018

Semiannual Report

to Shareholders

DWS Enhanced Commodity Strategy Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Consolidated Portfolio Summary
9	Consolidated Investment Portfolio
37	Consolidated Statement of Assets and Liabilities
39	Consolidated Statement of Operations
40	Consolidated Statements of Changes in Net Assets

41	Consolidated Financial Highlights
47	Notes to Consolidated Financial Statements
67	Information About Your Fund’s Expenses
69	Advisory Agreement Board Considerations and Fee Evaluation
74	Account Management Resources
76	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Enhanced Commodity Strategy Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues into the new year, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief investment Officer (“CIO”) and Chief Economist agree that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insight” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Enhanced Commodity Strategy Fund	|	3

Performance Summary	December 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/18
Unadjusted for Sales Charge	–11.65%	–11.89%	–5.27%	–0.45%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–16.73%	–16.96%	–6.38%	–1.04%
Bloomberg Commodity Index†	–11.24%	–11.25%	–8.80%	–3.78%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/18
Unadjusted for Sales Charge	–11.60%	–11.77%	–5.28%	–0.46%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–13.81%	–13.98%	–5.76%	–0.71%
Bloomberg Commodity Index†	–11.24%	–11.25%	–8.80%	–3.78%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/18
Unadjusted for Sales Charge	–11.97%	–12.55%	–5.98%	–1.17%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–12.76%	–12.55%	–5.98%	–1.17%
Bloomberg Commodity Index†	–11.24%	–11.25%	–8.80%	–3.78%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 12/31/18
No Sales Charges		–11.50%	–11.56%	–3.58%
Bloomberg Commodity Index†		–11.24%	–11.25%	–2.87%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/18
No Sales Charges	–11.53%	–11.68%	–5.08%	–0.24%
Bloomberg Commodity Index†	–11.24%	–11.25%	–8.80%	–3.78%

4	|	DWS Enhanced Commodity Strategy Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 12/31/18
No Sales Charges	–11.49%	–11.57%	–4.95%	–0.11%
Bloomberg Commodity Index†	–11.24%	–11.25%	–8.80%	–3.78%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2018 are 1.43%, 1.36%, 2.17%, 1.07%, 1.19% and 1.13% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS Enhanced Commodity Strategy Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Enhanced Commodity Strategy Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on June 1, 2016.

†	The Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class

Net Asset Value
12/31/18	$9.32	$9.33	$8.36	$9.46	$9.44	$9.47
6/30/18	$11.71	$11.72	$10.50	$11.89	$11.86	$11.90

Distribution Information as of 12/31/18
Six Months: Income Dividends	$1.07	$1.08	$.93	$1.11	$1.10	$1.11

6	|	DWS Enhanced Commodity Strategy Fund

Portfolio Management Team

Darwei Kung, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2010.

–	Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

–	Portfolio Manager: New York.

–	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Sonali Kapoor, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–

Joined DWS in 2013 with three years of industry experience. Prior to joining, served in Foreign Exchange Sales covering Institutional Clients at BNP Paribas. Prior to that, provided Fixed Income Coverage and Execution to Energy, Utility and Real Estate Companies in the Debt Capital Markets Group at UBS Securities. Started her career in Mathematical Modeling and Quantitative Analysis of Cash CLOs in the Credit Structuring Group at UBS Securities.

–	Portfolio Analyst for Fixed Income, Multi-Asset and Commodities: New York.

–	BS in Electrical and Computer Engineering, Carnegie Mellon University; MS in Computational Finance, Carnegie Mellon University.

Rick Smith, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

–	Senior Portfolio Manager: New York.

–	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.

Consolidated Portfolio Summary	(Unaudited)

The Fund invests in commodity-linked derivative instruments backed by a portfolio of fixed-income instruments.

Commodity-Linked Investments

Commodity Sector Allocation (Commodity Exposure from Commodity-Linked Derivative Instruments as a % of Net Assets)	12/31/18	6/30/18
Agriculture	31%	26%
Energy	21%	38%
Precious Metals	12%	13%
Industrial	10%	12%
Livestock	7%	6%
	81%	95%

DWS Enhanced Commodity Strategy Fund	|	7

Fixed-Income Investments

Asset Allocation (As a % of Investment Portfolio excluding Options Purchased)	12/31/18	6/30/18
Government & Agency Obligations	42%	47%
Corporate Bonds	29%	25%
Asset-Backed	11%	9%
Cash Equivalents	9%	11%
Commercial Mortgage-Backed Securities	4%	2%
Short-Term U.S. Treasury Obligations	2%	3%
Collateralized Mortgage Obligations	1%	1%
Loan Participations and Assignments	1%	1%
Mortgage-Backed Securities Pass-Throughs	1%	1%
	100%	100%

Quality (Excludes Cash Equivalents)	12/31/18	6/30/18
AAA	60%	68%
AA	9%	7%
A	12%	10%
BBB	15%	11%
Below BBB	4%	4%
Not Rated	0%	0%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	12/31/18	6/30/18
Effective Maturity	1.9 years	1.6 years
Effective Duration	0.5 years	0.6 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s consolidated investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 74 for contact information.

8	|	DWS Enhanced Commodity Strategy Fund

Consolidated Investment Portfolio	as of December 31, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 30.0%
Communication Services 1.1%
AT&T, Inc., 2.45%, 6/30/2020	8,310,000	8,201,860
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	850,000	845,750
Series T, 5.8%, 3/15/2022	2,000,000	1,925,000
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,238,663
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,506,250
Discovery Communications LLC, 2.2%, 9/20/2019	1,935,000	1,914,756
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,754,810
Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	2,540,000	2,543,145
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,015,910
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	426,250	420,922
Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 3.055%*, 1/19/2023	1,650,000	1,635,068
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,847,772

		28,849,906

Consumer Discretionary 4.4%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	2,618,000	2,591,820
BMW U.S. Capital LLC:
144A, 1.5%, 4/11/2019	2,440,000	2,430,601
144A, 2.7%, 4/6/2022	8,400,000	8,158,585
D.R. Horton, Inc., 2.55%, 12/1/2020	2,755,000	2,688,698
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,713,170
144A, 2.2%, 5/5/2020	2,110,000	2,075,422
144A, 3.35%, 5/4/2021	5,958,000	5,939,930
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,416,137
2.262%, 3/28/2019	4,000,000	3,988,526
2.343%, 11/2/2020	4,000,000	3,848,331
2.375%, 3/12/2019	4,000,000	3,993,361
2.425%, 6/12/2020	3,750,000	3,651,466
General Motors Co., 3-month USD-LIBOR + 0.900%, 3.667%*, 9/10/2021	5,000,000	4,861,392
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	3,950,343
3-month USD-LIBOR + 0.990%, 3.398%*, 1/5/2023	7,000,000	6,640,547
3.7%, 11/24/2020	4,000,000	3,983,826

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	9

	Principal Amount ($)	Value ($)
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,613,564
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,454,232
144A, 2.0%, 7/1/2019	3,360,000	3,338,402
144A, 3-month USD-LIBOR + 0.940%, 3.348%*, 7/8/2021	5,000,000	4,985,402
144A, 3.45%, 3/12/2021	3,333,000	3,297,162
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	3,930,778
Newell Brands, Inc., 2.6%, 3/29/2019	939,000	937,435
Nissan Motor Acceptance Corp.:
144A, 2.15%, 7/13/2020	4,860,000	4,743,403
144A, 3.65%, 9/21/2021	2,612,000	2,599,485
PACCAR Financial Corp., 3-month USD-LIBOR + 0.260%, 2.878%*, 5/10/2021	11,816,000	11,819,301
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	87,300
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	2,964,594
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,618,725

		115,321,938

Consumer Staples 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	3,773,000	3,710,353
BAT Capital Corp., 2.764%, 8/15/2022	7,890,000	7,452,260
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 3.219%*, 10/22/2020	1,670,000	1,665,309
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 3.209%*, 11/15/2021	3,140,000	3,102,389
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.976%*, 4/16/2021	1,418,000	1,396,004
Keurig Dr Pepper, Inc., 144A, 3.551%, 5/25/2021	6,708,000	6,697,838
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,945,000	3,916,325
3.5%, 7/15/2022	4,000,000	3,941,970
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	3,000,000	2,780,280
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023	3,625,000	3,629,531

		38,292,259

Energy 1.7%
Andeavor Logistics LP, 3.5%, 12/1/2022	605,000	588,492
Buckeye Partners LP, 4.15%, 7/1/2023	2,010,000	1,955,118
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	3,500,000	3,237,500
Chesapeake Energy Corp., 7.0%, 10/1/2024 (a)	3,555,000	3,075,075
Enbridge, Inc., 2.9%, 7/15/2022	2,395,000	2,317,791
Energy Transfer LP, 4.25%, 3/15/2023	1,170,000	1,126,125
Energy Transfer Operating LP, 4.15%, 10/1/2020	3,920,000	3,943,657
EQT Corp., 2.5%, 10/1/2020	7,715,000	7,544,007
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,419,500

The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Petroleos Mexicanos:
5.375%, 3/13/2022	857,000	839,431
6.375%, 2/4/2021	3,000,000	3,033,000
Precision Drilling Corp., 6.5%, 12/15/2021	1,370,346	1,274,422
Range Resources Corp., 5.0%, 8/15/2022	2,800,000	2,506,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	4,000,000	3,420,000
SRC Energy, Inc., 6.25%, 12/1/2025	2,385,000	1,979,550
Sunoco LP, 4.875%, 1/15/2023	1,220,000	1,189,500
Transocean Guardian Ltd., 144A, 5.875%, 1/15/2024	475,000	454,812
Whiting Petroleum Corp., 5.75%, 3/15/2021	3,000,000	2,850,000

		44,753,980

Financials 15.8%
ABN AMRO Bank NV:
144A, 2.45%, 6/4/2020	3,581,000	3,534,769
144A, 3.4%, 8/27/2021	5,635,000	5,623,640
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	3,485,000	3,423,792
AIG Global Funding, 144A, 1.9%, 10/6/2021	6,600,000	6,317,779
Air Lease Corp.:
2.125%, 1/15/2020	4,070,000	4,011,189
4.625%, 10/1/2028	3,551,000	3,354,038
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,273,406
5.5%, 2/15/2022	4,000,000	4,092,506
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	7,603,843
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	5,935,929
AXA Equitable Holdings, Inc., 144A, 3.9%, 4/20/2023	14,680,000	14,498,091
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	1,365,000	1,320,924
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,640,000	1,603,100
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	2,000,000	1,955,000
Banco Santander SA, 3.125%, 2/23/2023	7,600,000	7,185,389
Bank of America Corp., 3.499%, 5/17/2022	5,000,000	5,000,751
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	7,500,000	7,497,490
Barclays PLC, 4.61%, 2/15/2023	8,000,000	7,932,489
BPCE SA:
144A, 2.75%, 1/11/2023	6,000,000	5,755,588
144A, 3.0%, 5/22/2022	1,500,000	1,448,910
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	589,842
Capital One Financial Corp., 2.5%, 5/12/2020	4,445,000	4,387,480
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	3,000,000	3,063,414
Citibank NA:
2.85%, 2/12/2021	8,000,000	7,927,706
3-month USD-LIBOR + 0.570%, 3.047%*, 7/23/2021	7,315,000	7,248,108

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	11

	Principal Amount ($)	Value ($)
Citigroup, Inc., 2.05%, 6/7/2019	10,000,000	9,957,845
Citizens Bank NA, 2.2%, 5/26/2020	3,045,000	3,001,371
Compass Bank, 3-month USD-LIBOR + 0.730%, 3.501%*, 6/11/2021	14,000,000	13,781,239
Credit Agricole SA, 144A, 3.375%, 1/10/2022	10,000,000	9,836,323
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	4,877,657
Discover Bank:
3.35%, 2/6/2023	3,085,000	3,002,814
4.682%, 8/9/2028	4,500,000	4,403,700
FS KKR Capital Corp., 4.25%, 1/15/2020	5,250,000	5,255,451
Global Bank Corp., 144A, 4.5%, 10/20/2021	5,125,000	4,969,712
HSBC Holdings PLC:
2.95%, 5/25/2021	10,000,000	9,871,138
3-month USD-LIBOR + 0.600%, 3.24%*, 5/18/2021	4,111,000	4,049,995
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	3,500,000	3,463,950
Huntington National Bank, 3.25%, 5/14/2021	6,000,000	5,985,079
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	3,000,000	2,985,396
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,111,484
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,553,519
3-month USD-LIBOR + 1.000%, 3.797%*, 10/2/2023	6,000,000	5,939,746
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,839,181
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,119,148
JPMorgan Chase & Co.:
2.35%, 1/28/2019	7,000,000	6,996,542
3-month USD-LIBOR + 0.610%, 3.411%*, 6/18/2022	6,000,000	5,934,059
Lloyds Bank PLC, 2.05%, 1/22/2019	12,000,000	11,990,570
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	7,998,318
144A, 2.85%, 1/15/2021	6,000,000	5,933,796
Metropolitan Life Global Funding I, 144A, 3-month USD-LIBOR + 0.400%, 3.176%*, 6/12/2020	3,820,000	3,816,775
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,282,900
Series F, 5.625%, 9/23/2019	6,000,000	6,088,793
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	11,996,529
Natwest Markets PLC, 5.625%, 8/24/2020	5,000,000	5,162,825
Nordea Bank ABP, 144A, 1.625%, 9/30/2019	3,030,000	2,996,536
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,403,962
Regions Financial Corp., 3.2%, 2/8/2021	11,007,000	10,936,598
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	5,901,844
Santander UK PLC, 2.125%, 11/3/2020	6,545,000	6,392,370
Skandinaviska Enskilda Banken AB, 144A, 3-month USD-LIBOR + 0.430%, 3.07%*, 5/17/2021	10,000,000	9,933,000

The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Standard Chartered PLC:
144A, 2.25%, 4/17/2020	6,000,000	5,880,768
144A, 4.247%, 1/20/2023	2,080,000	2,059,111
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,746,470
3-month USD-LIBOR + 0.370%, 2.806%*, 10/16/2020	5,000,000	4,966,767
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	2,615,000	2,605,717
144A, 2.375%, 11/9/2020	7,000,000	6,772,136
SunTrust Bank, 3.525%, 10/26/2021	4,500,000	4,505,379
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 3.159%*, 5/24/2021	10,000,000	9,909,482
Synchrony Bank:
3.0%, 6/15/2022	9,310,000	8,699,531
3.65%, 5/24/2021	4,234,000	4,142,741
Synchrony Financial, 3.0%, 8/15/2019	4,000,000	3,973,597
The Goldman Sachs & Co., 3.2%, 6/5/2020	1,880,000	1,876,599
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,430,988
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,440,265

		418,364,889

Health Care 0.9%
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 3.452%*, 6/25/2021	5,500,000	5,426,738
Becton, Dickinson & Co.:
2.133%, 6/6/2019	4,000,000	3,976,698
3-month USD-LIBOR + 0.875%, 3.678%*, 12/29/2020	2,830,000	2,801,557
CVS Health Corp., 3.125%, 3/9/2020	6,778,000	6,764,572
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,444,909
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	1,849,000	1,820,298

		23,234,772

Industrials 1.3%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,599,625
Bombardier, Inc., 144A, 6.0%, 10/15/2022	3,000,000	2,812,500
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,493,183
DAE Funding LLC, 144A, 5.25%, 11/15/2021	3,000,000	2,951,250
Delta Air Lines, Inc., 3.4%, 4/19/2021	3,636,000	3,605,659
Fortive Corp., 1.8%, 6/15/2019	113,000	111,649
Harris Corp., 2.7%, 4/27/2020	570,000	565,146
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,454,272
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,290,750
Ryder System, Inc., 3.5%, 6/1/2021	3,815,000	3,819,923
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 3.588%*, 6/15/2021	4,390,000	4,356,608

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	13

	Principal Amount ($)	Value ($)
United Technologies Corp., 3.35%, 8/16/2021	2,685,000	2,677,735
Wabtec Corp., 3-month USD-LIBOR + 1.050%, 3.838%*, 9/15/2021	1,470,000	1,470,234

		34,208,534

Information Technology 1.1%
Broadcom Corp., 2.375%, 1/15/2020	5,000,000	4,937,556
Dell International LLC:
144A, 3.48%, 6/1/2019	6,620,000	6,600,436
144A, 5.875%, 6/15/2021	685,000	684,262
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,389,028
Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.720%, 3.059%*, 10/5/2021	2,090,000	2,071,812
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021	4,353,000	4,318,122
Seagate HDD Cayman, 4.25%, 3/1/2022	1,250,000	1,194,602
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,575,204

		28,771,022

Materials 1.0%
AK Steel Corp., 7.625%, 10/1/2021 (a)	3,000,000	2,707,500
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	5,000,000	5,047,550
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	666,753
Chemours Co., 6.625%, 5/15/2023	2,069,000	2,089,690
DowDuPont, Inc., 3.766%, 11/15/2020	3,630,000	3,664,801
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	296,250
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	2,050,000	2,051,574
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,362,775
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	2,571,000	2,552,370
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,091,424
The Sherwin-Williams Co., 2.25%, 5/15/2020	3,155,000	3,106,695

		27,637,382

Real Estate 0.7%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,720,250
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	449,313
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	3,000,000	3,055,890
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	1,800,000	1,714,500
Select Income REIT, (REIT), 3.6%, 2/1/2020	8,686,000	8,642,988
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	570,168

		17,153,109

Utilities 0.6%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	2,030,000	2,034,243
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,710,740
Israel Electric Corp., Ltd., 144A, 7.25%, 1/15/2019	1,821,000	1,821,765
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,609,806

The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)

NextEra Energy Capital Holdings, Inc.:

2.3%, 4/1/2019	885,000	882,970

3.342%, 9/1/2020	4,966,000	4,975,852

		16,035,376
Total Corporate Bonds (Cost $807,300,478)		792,623,167

Mortgage-Backed Securities Pass-Throughs 0.7%

Federal Home Loan Mortgage Corp., 2.507%*, 6/1/2042	11,655,609	12,066,875

Federal National Mortgage Association, 2.504%*, 9/1/2042	7,212,268	7,407,140

Total Mortgage-Backed Securities Pass-Throughs (Cost $19,389,953)		19,474,015

Asset-Backed 10.9%
Automobile Receivables 3.5%

Ally Auto Receivables Trust, “A3”, Series 2016-1, 1.47%, 4/15/2020	534,434	533,914

AmeriCredit Automobile Receivables Trust:

“B”, Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,536,001

“A3”, Series 2016-1, 1.81%, 10/8/2020	7,008	7,006

“A3”, Series 2017-2, 1.98%, 12/20/2021	4,880,000	4,843,056

“C”, Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,495,987

“C”, Series 2016-1, 2.89%, 1/10/2022	4,000,000	3,986,764

“D”, Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,789,833

“D”, Series 2015-3, 3.34%, 8/8/2021	9,000,000	9,029,093

Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,495,142

Canadian Pacer Auto Receivables Trust:

“A2A”, Series 2018-1A, 144A, 2.7%, 8/19/2020	3,600,257	3,595,860

“A2A”, Series 2018-2A, 144A, 3.0%, 6/21/2021	2,080,000	2,081,125

“B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,521,662

Capital Auto Receivables Asset Trust, “A4”, Series 2017-1, 144A, 2.22%, 3/21/2022	1,280,000	1,260,909

CarMax Auto Owner Trust, “A3”, Series 2016-1, 1.61%, 11/16/2020	1,464,394	1,457,357

CPS Auto Receivables Trust:

“C”, Series 2016-B, 144A, 4.22%, 3/15/2022	12,000,000	12,076,229

“D”, Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,078,077

“D”, Series 2014-A, 144A, 5.11%, 2/18/2020	3,270,000	3,269,531

“D”, Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,316,444

CPS Auto Trust, “C”, Series 2016-D, 144A, 2.9%, 1/17/2023	2,000,000	1,992,579

Ford Credit Auto Owner Trust:

“A3”, Series 2016-A, 1.39%, 7/15/2020	1,074,948	1,072,022

“A”, Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	3,987,696

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	15

	Principal Amount ($)	Value ($)

Foursight Capital Automobile Receivables Trust, “B”, Series 2018-2, 144A, 3.8%, 11/15/2023	2,110,000	2,135,813

Navistar Financial Dealer Note Master Owner Trust II, “A”, Series 2018-1, 144A, 1-month USD-LIBOR + 0.630%, 3.136%*, 9/25/2023	2,080,000	2,079,219

Santander Drive Auto Receivables Trust:

“B”, Series 2016-2, 2.08%, 2/16/2021	222,502	222,345

“C”, Series 2015-4, 2.97%, 3/15/2021	2,703,631	2,702,459

“B”, Series 2018-2, 3.03%, 9/15/2022	3,180,000	3,176,379

“C”, Series 2018-5, 3.81%, 12/16/2024	4,000,000	4,027,707

Tesla Auto Lease Trust, “A”, Series 2018-B, 144A, 3.71%, 8/20/2021	2,230,000	2,235,332

Toyota Auto Receivables Owner Trust, “A3”, Series 2016-A, 1.25%, 3/16/2020	1,345,832	1,341,615

World Omni Select Auto Trust, “B”, Series 2018-1A, 144A, 3.68%, 7/15/2023	1,630,000	1,649,056

		93,996,212

Credit Card Receivables 1.2%

Master Credit Card Trust II, “C”, Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,348,788

Synchrony Card Issuance Trust, “A”, Series 2018-A1, 3.38%, 9/15/2024	4,560,000	4,601,433

Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,242,545

World Financial Network Credit Card Master Trust:

“A”, Series 2017-B, 1.98%, 6/15/2023	13,660,000	13,567,477

“M”, Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,849,834

		31,610,077

Miscellaneous 6.1%

A Voce CLO Ltd., “A1R”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 3.596%*, 7/15/2026	2,931,087	2,920,984

ALM VIII Ltd., “A1R”, Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 3.926%*, 10/15/2028	3,750,000	3,750,026

ALM XIX Ltd., “A1”, Series 2016-19A, 144A, 3-month USD-LIBOR + 1.550%, 3.986%*, 7/15/2028	5,000,000	5,000,135

Apidos CLO XXIV, “A1BR”, Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.919%*, 10/20/2030	5,100,000	5,032,369

Ares XXXIII CLO Ltd., “A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 1.350%, 4.101%*, 12/5/2025	5,630,000	5,624,713

Babson CLO Ltd., “BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.869%*, 1/20/2031	2,000,000	1,937,080

BlueMountain CLO Ltd., “A1R”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.869%*, 1/20/2029	7,000,000	6,999,874

The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)

BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 3.698%*, 10/20/2030	4,000,000	3,906,612

Bristol Park CLO Ltd., “A”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 3.856%*, 4/15/2029	6,250,000	6,242,075

Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.849%*, 4/17/2031	6,000,000	5,800,602

Dell Equipment Finance Trust:

“C”, Series 2017-2, 144A, 2.73%, 10/24/2022	2,000,000	1,983,466

“C”, Series 2018-1,144A, 3.53%, 6/22/2023	2,000,000	2,005,079

“AR”, Series 2013-11A, 144A, 3-month USD-LIBOR + 1.160%, 3.637%*, 7/23/2029	14,300,000	14,250,207

“C”, Series 2018-2, 144A, 3.72%, 10/22/2023	3,000,000	3,039,060

Domino’s Pizza Master Issuer LLC, “A2II”, Series 2017-1A, 144A, 3.082%, 7/25/2047	11,850,000	11,545,455

Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.799%*, 4/17/2031	4,500,000	4,311,032

LCM XVI LP, “BR2”, Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 4.155%*, 10/15/2031	2,960,000	2,919,051

Madison Park Funding XII Ltd., “AR”, Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 3.729%*, 7/20/2026	3,875,215	3,871,220

Milos CLO Ltd., “A”, Series 2017-1A, 144A, 3-month USD-LIBOR + 1.250%, 3.719%*, 10/20/2030	3,500,000	3,474,604

Neuberger Berman CLO XVII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 4.189%*, 10/21/2030	2,700,000	2,591,949

Neuberger Berman Loan Advisers CLO Ltd.:

“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.836%*, 10/19/2031	3,000,000	2,940,978

“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.836%*, 1/15/2030	5,250,000	5,055,136

NRZ Excess Spread-Collateralized Notes, “B”, Series 2018-PLS1, 144A, 3.588%, 1/25/2023	2,639,626	2,623,731

Octagon Investment Partners XVI Ltd., “BR”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.936%*, 7/17/2030	6,000,000	5,819,682

Octagon Investment Partners XXI Ltd., “A1AR”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.964%*, 11/14/2026	1,470,000	1,468,918

Taco Bell Funding LLC, “A2I”, Series 2018-1A, 144A, 4.318%, 11/25/2048	5,970,000	6,043,670

TCI-FLATIRON CLO Ltd., “A”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.550%, 3.999%*, 7/17/2028	10,000,000	9,999,930

Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3-month USD-LIBOR + 1.350%, 3.786%*, 1/15/2031	10,000,000	9,788,540

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	17

	Principal Amount ($)	Value ($)

Voya CLO Ltd.:

“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.345%*, 1/18/2029	4,170,000	4,090,449

“A1R”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.699%*, 4/17/2030	3,000,000	2,980,041

“A2AR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.650%, 4.099%*, 4/17/2030	5,000,000	4,883,220

“A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 4.221%*, 10/18/2031	7,500,000	7,371,367

		160,271,255

Student Loans 0.1%
SLM Student Loan Trust, “A4”, Series 2008-5, 3-month USD-LIBOR + 1.700%, 4.19%*, 7/25/2023	2,499,906	2,539,972

Total Asset-Backed (Cost $290,952,415)		288,417,516

Commercial Mortgage-Backed Securities 4.0%

Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.885%*, 6/15/2035	6,000,000	5,952,053

BAMLL Commercial Mortgage Securities Trust, “B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 3.606%*, 9/15/2034	6,000,000	5,971,970

BBCMS Mortgage Trust, “A”, Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 3.178%*, 3/15/2037	6,000,000	5,894,400

BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 3.706%*, 7/15/2035	3,500,000	3,482,695

BX Commercial Mortgage Trust, “C”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 3.555%*, 11/15/2035	2,601,381	2,573,751

BX Trust, “A”, Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 3.505%*, 10/15/2032	2,300,000	2,275,691

BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.556%*, 11/15/2034	6,210,000	6,131,064

Citigroup Commercial Mortgage Trust, “M”, Series 2005-EMG, 144A, 5.5%, 9/20/2051 (b)	229,389	225,168

Cold Storage Trust, “A”, Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 3.456%*, 4/15/2036	10,000,000	9,821,208

Commercial Mortgage Trust, “AM”, Series 2006-GG7, 5.692%*, 7/10/2038	761,092	763,002

DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 3.155%*, 6/15/2034	6,260,000	6,166,042

DBGS Mortgage Trust, “B”, Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 3.286%*, 6/15/2033	4,500,000	4,407,035

The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)

FHLMC Multifamily Structured Pass-Through Certificates:

“X1”, Series K058, Interest Only, 0.929%*, 8/25/2026	23,695,943	1,395,106

“X1”, Series K722, Interest Only, 1.307%*, 3/25/2023	15,525,541	683,925

GE Capital Commercial Mortgage Corp., “J”, Series 2005-C2, 144A, 5.698%*, 5/10/2043	60,378	60,037

Hospitality Mortgage Trust, “A”, Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 3.237%*, 5/8/2030	3,545,000	3,492,769

IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 3.406%*, 6/15/2034	8,000,000	7,972,860

InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.705%*, 1/15/2033	2,200,000	2,178,733

LB-UBS Commercial Mortgage Trust, “E”, Series 2005-C3, 4.983%, 7/15/2040	1,790,615	1,795,761

LSTAR Commercial Mortgage Trust, “A1”, Series 2016-4, 144A, 1.823%, 3/10/2049	3,991,815	3,906,559

Merrill Lynch Mortgage Trust, “G”, Series 2005-MKB2, 144A, 6.316%*, 9/12/2042	5,677,086	5,774,826

Morgan Stanley Capital I Trust:

“B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 3.587%*, 7/15/2035	2,353,200	2,329,869

“B”, Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 3.656%*, 11/15/2034	6,000,000	5,939,166

“E”, Series 2005-IQ10, 144A, 5.721%*, 9/15/2042	3,000,000	3,061,862

Natixis Commercial Mortgage Securities Trust, “B”, Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 3.409%*, 7/15/2033	6,500,000	6,416,387

UBS Commercial Mortgage Trust:

“XA”, Series 2017-C7, Interest Only, 1.069%*, 12/15/2050	40,765,825	2,824,460

“XA”, Series 2017-C1, Interest Only, 1.595%*, 6/15/2050	37,910,102	3,661,331

Total Commercial Mortgage-Backed Securities (Cost $107,196,481)		105,157,730

Collateralized Mortgage Obligations 1.5%

Ellington Financial Mortgage Trust, “A1FX”, Series 2018-1, 144A, 4.14%, 10/25/2058	2,471,489	2,469,211

Fannie Mae Connecticut Avenue Securities:

“1M1”, Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.956%*, 1/25/2029	1,481,926	1,487,407

“1M1”, Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.506%*, 10/25/2028	713,195	718,854

“1M1”, Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.656%*, 9/25/2028	266,023	266,408

Federal National Mortgage Association:

“FB”, Series 1996-44, 1-month USD-LIBOR + 0.800%, 3.115%*, 9/25/2023	44,434	44,602

“CB”, Series 2007-5, 4.25%, 2/25/2037	6,034,371	6,304,337

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	19

	Principal Amount ($)	Value ($)

Flagstar Mortgage Trust, “A4”, Series 2018-4, 144A, 4.0%, 7/25/2048	4,259,839	4,284,591

Freddie Mac Structured Agency Credit Risk Debt Notes:

“M1”, Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 3.706%*, 7/25/2029	1,859,456	1,867,865

“M2”, Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 3.806%*, 3/25/2029	3,970,588	3,974,972

“M2”, Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.506%*, 12/25/2028	1,964,178	1,981,875

“M2”, Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.706%*, 10/25/2028	1,572,696	1,583,058

“M2”, Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 5.356%*, 4/25/2028	2,548,168	2,617,670

“M2”, Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 5.406%*, 7/25/2028	3,638,522	3,701,806

JPMorgan Mortgage Trust:

“A15”, Series 2018-9, 144A, 4.0%, 2/25/2049	2,403,263	2,423,137

“A15”, Series 2018-LTV1, 144A, 4.5%, 4/25/2049	1,253,767	1,273,770

Verus Securitization Trust, “A1”, Series 2018-INV1, 144A, 3.626%, 3/25/2058	3,694,562	3,690,212

Total Collateralized Mortgage Obligations (Cost $38,691,536)		38,689,775

Government & Agency Obligations 42.8%
Other Government Related (c) 1.1%

Africa Finance Corp., 144A, 4.375%, 4/29/2020	7,000,000	6,922,426

Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	3,200,000	3,249,376

Eurasian Development Bank, 144A, 5.0%, 9/26/2020	2,163,000	2,206,325

Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,942,625

Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,911,671

Vnesheconombank, 144A, 6.902%, 7/9/2020 (a)	9,913,000	10,123,651

		27,356,074

Sovereign Bonds 0.1%

Export-Import Bank of Korea, 3.5%, 11/27/2021	1,455,000	1,464,831

KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	2,000,000	1,911,728

		3,376,559

U.S. Treasury Obligations 41.6%

U.S. Treasury Floating Rate Notes:

3-month U.S. Treasury Bill Money Market Yield, 2.481%*, 1/31/2020 (d)	329,000,000	328,855,013

3-month U.S. Treasury Bill Money Market Yield + 0.033%, 2.514%*, 4/30/2020 (d)	195,000,000	194,929,548

The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)

3-month U.S. Treasury Bill Money Market Yield + 0.045%, 2.526%*, 10/31/2020 (d)	110,000,000	109,833,764

3-month U.S. Treasury Bill Money Market Yield + 0.048%, 2.529%*, 10/31/2019	200,000,000	200,064,304

3-month U.S. Treasury Bill Money Market Yield + 0.060%, 2.541%*, 7/31/2019	50,000,000	50,018,310

3-month U.S. Treasury Bill Money Market Yield + 0.140%, 2.621%*, 1/31/2019 (d)	17,000,000	17,002,067

U.S. Treasury Notes:

0.875%, 4/15/2019	50,000,000	49,780,287

1.25%, 6/30/2019	50,000,000	49,687,500

1.625%, 6/30/2019	50,000,000	49,773,438

3.625%, 8/15/2019	50,000,000	50,316,406

		1,100,260,637
Total Government & Agency Obligations (Cost $1,131,756,792)		1,130,993,270

Loan Participations and Assignments 1.4%
Senior Loans*

1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.772%, 2/16/2024	736,140	702,704

Acadia Healthcare Co., Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 5.022%, 2/11/2022	475,757	460,666

Advantage Sales & Marketing, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.772%, 7/23/2021	91,525	81,305

Albertson’s LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 5.691%, 6/22/2023	260,113	247,757

Almonde, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 6.303%, 6/13/2024	246,986	230,844

Altice Financing SA, First Lien Term Loan, 3-month USD LIBOR + 2.750%, 5.22%, 1/31/2026	199,138	184,452

AMC Entertainment Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.705%, 12/15/2023	172,930	166,791

American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.455%, 12/14/2023	658,431	627,841

American Axle and Manufacturing, Inc.:

Term Loan B, 3-month USD-LIBOR + 2.250%, 4.74%, 4/6/2024	45,502	43,256

Term Loan B, 1-month USD-LIBOR + 2.250%, 4.76%, 4/6/2024	66,998	63,690

American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 10/31/2023	521,023	497,207

AmWINS Group, Inc.:

Term Loan B, 1-month USD-LIBOR + 2.750%, 5.137%, 1/25/2024	22,314	21,377

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	21

	Principal Amount ($)	Value ($)

Term Loan B, 1-month USD-LIBOR + 2.750%, 5.272%, 1/25/2024	75,685	72,507

Aramark Services, Inc., Term Loan B2, 1-month USD LIBOR + 1.750%, 4.272%, 3/28/2024	200,805	194,969

Aristocrat Technologies, Inc., First Lien Term Loan, 3-month USD LIBOR + 1.750%, 4.219%, 10/19/2024	181,971	175,175

Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.53%, 12/24/2021	194,310	191,444

Asurion LLC:

Term Loan B4, 1-month USD LIBOR + 3.000%, 5.522%, 8/4/2022	419,477	404,196

Term Loan B6, 1-month USD LIBOR + 3.000%, 5.522%, 11/3/2023	374,602	360,086

Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.47%, 1/15/2025	849,305	818,433

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.553%, 6/1/2024	992,500	938,324

Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 7.522%, 9/25/2024	104,735	100,650

Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.682%, 1/2/2025	314,992	300,423

Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.250%, 4.839%, 11/7/2024 (b)	63,045	60,366

Berry Global, Inc., Term Loan T, 1-month USD LIBOR + 1.750%, 4.137%, 1/6/2021	500,000	489,583

BMC Software Finance, Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 7.053%, 10/2/2025	75,000	72,528

Brand Energy & Infrastructure Services, Inc.:

Term Loan, 3-month USD-LIBOR + 4.250%, 6.727%, 6/21/2024	146,142	139,160

Term Loan, 3-month USD-LIBOR + 4.250%, 6.759%, 6/21/2024	28,262	26,911

BrightView Landscapes LLC:

First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 5.0%, 8/15/2025	178,374	170,793

First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 5.022%, 8/15/2025	150,285	143,898

Burlington Coat Factory Warehouse Corp., Term Loan B5, 1-month USD LIBOR + 2.000%, 4.48%, 11/17/2024	400,590	390,575

BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 5.658%, 4/3/2024	197,494	186,385

Cabot Microelectronics Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.813%, 11/14/2025 (b)	70,000	67,550

Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 4.522%, 10/6/2024	496,241	474,324

Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 12/22/2024	318,037	306,451

The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)

Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.31%, 1/15/2024	268,056	255,386

Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 5.772%, 10/3/2023	245,274	234,850

CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 1/31/2025	510,141	477,747

CH Hold Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.522%, 2/1/2024	43,954	43,588

Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 3/1/2024	481,250	457,989

Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.53%, 4/30/2025	891,000	857,035

Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.000%, 4.803%, 5/18/2024	63,730	60,862

Colorado Buyer, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.38%, 5/1/2024	92,344	88,742

Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 3.750%, 6.553%, 6/1/2025	126,458	92,315

Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 5.022%, 2/28/2025	365,266	346,698

CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.705%, 7/17/2025	591,000	562,632

Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.53%, 9/7/2023	796,397	767,528

Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 5.022%, 2/1/2024	439,430	417,548

DTZ U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.772%, 8/21/2025	179,550	172,256

Eldorado Resorts LLC, Term Loan B, 2-month USD LIBOR + 2.250%, 4.75%, 4/17/2024	82,478	79,179

Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.813%, 4/29/2024	143,904	136,709

Energizer Holdings, Inc., Term Loan B, USD LIBOR + 2.250%, 4.758%, 6/20/2025	312,310	302,550

Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 2/2/2024	427,103	417,873

Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.273%, 10/10/2025	230,000	214,967

EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 5.522%, 12/20/2024	39,464	38,429

ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 5.71%, 11/28/2024	29,799	28,420

Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.522%, 3/29/2025	78,187	75,646

Financial & Risk U.S. Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 6.272%, 10/1/2025	65,000	62,156

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	23

	Principal Amount ($)	Value ($)
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.504%, 4/26/2024	806,465	772,392
Flex Acquisition Co., Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.349%, 12/29/2023	104,470	98,854
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 6.313%, 8/1/2024	64,836	59,163
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.522%, 10/25/2023	44,983	40,790
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 6.28%, 6/15/2024	197,000	183,334
Garda World Security Corp.:
Term Loan, 3-month USD-LIBOR + 3.500%, 6.236%, 5/24/2024	420,738	402,154
Term Loan, Prime Rate + 2.500%, 8.0%, 5/24/2024	1,071	1,023
Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.313%, 7/2/2025	189,716	184,499
GFL Environmental, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.522%, 5/30/2025	184,177	172,298
Global Payments Inc., Term Loan B4, 1-month USD LIBOR + 1.750%, 4.272%, 10/17/2025	130,000	124,366
Golden Nugget, Inc.:
Term Loan B, 3-month USD-LIBOR + 2.750%, 5.186%, 10/4/2023	205,871	198,849
Term Loan B, 3-month USD-LIBOR + 2.750%, 5.277%, 10/4/2023	257,431	248,651
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 4.669%, 1/31/2025	589,500	567,721
Gulf Finance LLC:
Term Loan B, 1-month USD-LIBOR + 5.250%, 7.78%, 8/25/2023	29,996	23,134
Term Loan B, 3-month USD-LIBOR + 5.250%, 8.06%, 8/25/2023	18,077	13,942
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.47%, 10/20/2024	371,402	350,604
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.522%, 3/13/2025	297,859	292,806
Horizon Pharma, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.563%, 3/29/2024	154,341	147,653
Hub International Ltd., Term Loan B, 3-month USD LIBOR + 2.750%, 5.24%, 4/25/2025	170,572	161,538
Hudson’s Bay Co., Term Loan B, 1-month USD LIBOR + 3.250%, 5.756%, 9/30/2022	149,770	145,838
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 3/31/2024	406,917	386,191
ION Media Networks, Inc., Term Loan B3, 1-month USD LIBOR + 2.750%, 5.28%, 12/18/2020	442,622	430,634

The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)

IQVIA, Inc., Term Loan B2, 1-month USD LIBOR + 2.000%, 4.522%, 1/17/2025	127,470	124,124

JBS USA Lux SA:

Term Loan B, 1-month USD-LIBOR + 2.500%, 5.022%, 10/30/2022	90,670	87,459

Term Loan B, 3-month USD-LIBOR + 2.500%, 5.301%, 10/30/2022	528,894	510,163

Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.803%, 12/14/2024	93,036	88,850

Kronos, Inc.:

Term Loan B, 3-month USD-LIBOR + 3.000%, 5.541%, 11/1/2023	391,798	373,595

Term Loan B, 2-month USD-LIBOR + 3.000%, 5.619%, 11/1/2023	984	939

Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.754%, 2/22/2024	900,000	857,624

LPL Holdings, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.729%, 9/23/2024	266,991	257,730

MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 5.022%, 6/21/2024	32,003	29,883

MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.522%, 6/7/2023 (b)	337,624	335,725

Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 5.553%, 9/24/2024	136,072	125,662

Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.772%, 10/30/2024	9,828	9,299

Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 4.17%, 2/15/2024	84,612	80,945

MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 6.03%, 12/31/2023	91,980	90,255

Mission Broadcasting, Inc., 2018 Term Loan B3, USD LIBOR + 2.250%, 1/17/2024 (e)	44,217	41,984

MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.553%, 6/7/2023	183,961	174,891

Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 10/31/2024	35,591	33,990

NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.772%, 10/20/2025	110,000	105,944

Nexstar Broadcasting, Inc., 2018 Term Loan B3, USD LIBOR + 2.250%, 1/17/2024 (e)	275,000	261,113

Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.387%, 10/4/2023	498,734	485,488

NRG Energy, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.272%, 6/30/2023	398,977	384,763

Numericable Group SA, Term Loan B11, 1-month USD LIBOR + 2.750%, 5.272%, 7/31/2025	492,500	452,608

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	25

	Principal Amount ($)	Value ($)

Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 9/27/2024	205,196	186,985

Penn National Gaming, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.705%, 10/15/2025	44,768	43,299

Prime Security Services Borrower LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.272%, 5/2/2022	139,650	133,540

Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.272%, 11/15/2023	311,896	298,057

Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 8/21/2024	215,451	209,559

Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 5.272%, 2/5/2023	527,877	504,687

Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 2/22/2024	498,741	484,609

SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.53%, 4/11/2025	483,819	465,223

Science Applications International Corp., Term Loan B, 1-month USD LIBOR + 1.750%, 4.272%, 10/31/2025	135,000	129,263

Scientific Games International, Inc.:

Term Loan B5, 2-month USD-LIBOR + 2.750%, 5.245%, 8/14/2024	84,091	79,195

Term Loan B5, 1-month USD-LIBOR + 2.750%, 5.272%, 8/14/2024	20,122	18,950

Seattle Spinco, Inc., USD Term Loan B3, 1-month USD LIBOR + 2.500%, 5.022%, 6/21/2024	216,122	201,804

Sedgwick Claims Management Services, Inc., Term Loan B, USD LIBOR + 3.250%, 5.772%, 11/6/2025	110,000	105,371

Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 5.063%, 2/2/2024	992,045	946,580

SRS Distribution Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.772%, 5/23/2025	79,800	74,676

SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 4.772%, 4/16/2025	84,061	79,558

SS&C Technologies, Inc.:

Term Loan B3, 1-month USD LIBOR + 2.250%, 4.772%, 4/16/2025	221,614	209,743

Term Loan B5, 1-month USD LIBOR + 2.250%, 4.772%, 4/16/2025	9,975	9,445

Staples, Inc., Term Loan B, 3-month USD LIBOR + 4.000%, 6.541%, 9/12/2024	173,026	166,285

Telesat Canada, Term Loan B4, 3-month USD LIBOR + 2.500%, 5.31%, 11/17/2023	239,305	227,460

Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.522%, 5/1/2024	296,241	284,687

Tenneco, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 10/1/2025	127,993	120,729

The accompanying notes are an integral part of the consolidated financial statements.

26	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
The Chemours Co., Term Loan B, 1-month USD LIBOR + 1.750%, 4.28%, 4/3/2025	321,819	309,751
The Dayton Power & Light Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.51%, 8/24/2022	98,000	96,898
The Geo Group, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.53%, 3/22/2024	196,500	183,728
TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.28%, 2/1/2023	103,253	98,543
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 5.022%, 5/30/2025	964,036	912,373
Travelport Finance (Luxembourg) S.a.r.l., Term Loan B, 3-month USD LIBOR + 2.500%, 5.116%, 3/17/2025	124,837	123,028
Tronox Blocked Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.522%, 9/23/2024	130,846	127,411
Tronox Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.522%, 9/23/2024	301,951	294,025
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 6/27/2023	487,500	468,812
Ultra Resources, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.469%, 4/12/2024	62,143	55,773
United Airlines, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.272%, 4/1/2024	397,975	383,051
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 5.272%, 3/15/2024	159,273	144,938
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 4.955%, 1/15/2026	183,240	174,857
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.379%, 6/2/2025	491,672	470,983
Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.645%, 8/20/2025	235,992	228,912
Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 7.022%, 8/27/2025	103,462	100,358
Virgin Media Bristol LLC, Term Loan K, 1-month USD LIBOR + 2.500%, 4.955%, 1/15/2026	281,538	267,392
Vistra Energy Corp.:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.455%, 12/31/2025	150,000	144,729
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.522%, 12/31/2025	53,975	52,078
Weight Watchers International, Inc., Term Loan B, 3-month USD LIBOR + 4.750%, 7.56%, 11/29/2024	170,369	168,879
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 5.022%, 10/23/2025	133,000	127,125
WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 4.647%, 11/1/2023	160,000	154,620
Worldpay LLC, First Lien Term Loan B4, 1-month USD LIBOR + 1.750%, 4.19%, 8/9/2024	404,465	389,128

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	27

	Principal Amount ($)	Value ($)

XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.000%, 4.509%, 2/24/2025	350,000	336,000

Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.772%, 1/19/2024	808,475	776,714

Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.955%, 4/15/2025	500,000	472,423

Total Loan Participations and Assignments (Cost $39,245,461)		37,565,428

Short-Term U.S. Treasury Obligations 1.5%

U.S. Treasury Bills:

2.366%**, 8/15/2019 (f)	20,000,000	19,685,469

2.368%**, 8/15/2019 (f)	267,000	262,801

2.377%**, 8/15/2019 (f)	500,000	492,137

2.514%**, 8/15/2019 (f)	20,000,000	19,685,469

2.573%**, 10/10/2019	990,000	970,536

2.574%**, 10/10/2019	30,000	29,410

Total Short-Term U.S. Treasury Obligations (Cost $41,142,430)		41,125,822

	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Copper LME Futures, Expiration Date 1/2/2019, Strike Price $6,700.0 (Cost $2,878,400)	1,000	0

	167,500,000

	Shares	Value ($)
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (g) (h) (Cost $17,695,195)	17,695,195	17,695,195

Cash Equivalents 9.1%

DWS Central Cash Management Government Fund, 2.41% (g)	119,197,320	119,197,320

DWS ESG Liquidity Fund “Capital Shares”, 2.66% (g)	121,477,450	121,477,450

Total Cash Equivalents (Cost $240,681,358)		240,674,770

The accompanying notes are an integral part of the consolidated financial statements.

28	|	DWS Enhanced Commodity Strategy Fund

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,736,930,499)	102.6	2,712,416,688
Other Assets and Liabilities, Net	(2.6)	(67,513,469)

Net Assets	100.0	2,644,903,219

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 6/30/2018	Pur- chases Cost ($)		Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (g) (h)
6,590,588	11,104,607	(i)	—	—	—	13,301	—	17,695,195	17,695,195
Cash Equivalents 9.1%
DWS Central Cash Management Government Fund, 2.41% (g)
298,281,399	1,602,511,611		1,781,595,690	—	—	1,625,057	—	119,197,320	119,197,320
DWS ESG Liquidity Fund “Capital Shares”, 2.66% (g)
80,603,636	40,881,928		—	—	(8,114)	1,016,895	—	121,477,450	121,477,450
385,475,623	1,654,498,146		1,781,595,690	—	(8,114)	2,655,253	—	258,369,965	258,369,965

*

Variable or floating rate security. These securities are shown at their current rate as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $16,948,364, which is 0.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.

(d)	At December 31, 2018, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.

(e)	All or a portion of the security represents unsettled loan commitments at December 31, 2018 where the rate will be determined at time of settlement.

(f)	At December 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	29

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CJSC: Closed Joint Stock Company

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

LME: London Metal Exchange

Prime Rate: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

S&P GSCI: Standard & Poor’s Goldman Sachs Commodity Index

ULS: Ultra-Low Sulfur

WTI: West Texas Intermediate

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At December 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Natural Gas Futures	USD	3/27/2019	1,500	41,133,255	40,245,000	(888,255)
Soybean Meal Futures	USD	3/14/2019	334	10,364,067	10,350,660	(13,407)
Total unrealized depreciation						(901,662)

At December 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	3/29/2019	418	88,491,145	88,746,625	(255,480)
5 Year U.S. Treasury Note	USD	3/29/2019	656	73,947,300	75,235,000	(1,287,700)
Natural Gas Futures	USD	2/26/2019	1,500	56,663,935	42,765,000	13,898,935
Total net unrealized appreciation						12,355,755

The accompanying notes are an integral part of the consolidated financial statements.

30	|	DWS Enhanced Commodity Strategy Fund

At December 31, 2018, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Copper LME Futures	1,000	1/2/2019	6,900.0	172,500,000	1,846,600	0	1,846,600

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2018, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
Long Positions
Barclays-Commodity Strategy 1500 Index/BXCS1500	1/15/2019	Barclays Bank PLC	35,480,000	(0.48%)	At Expiration	(1,284,677)
Barclays-Commodity Strategy 1610 Index/BXCS1610	1/15/2019	Barclays Bank PLC	63,670,000	(0.57%)	At Expiration	644,917
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	JPMorgan Chase Securities, Inc.	112,810,000	(0.13%)	At Expiration	(4,129,290)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	BNP Paribas	28,210,000	(0.14%)	At Expiration	(1,032,737)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Morgan Stanley	84,910,000	(0.15%)	At Expiration	(3,108,878)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Credit Suisse	75,810,000	(0.16%)	At Expiration	(2,776,067)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Merrill Lynch International Ltd.	81,880,000	(0.12%)	At Expiration	(2,996,727)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Societe Generale	72,780,000	(0.17%)	At Expiration	(2,665,471)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Barclays Bank PLC	70,960,000	(0.14%)	At Expiration	(2,597,765)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Canadian Imperial Bank of Commerce	34,130,000	(0.18%)	At Expiration	(1,250,134)

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	31

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Macquarie Bank Ltd.	19,110,000	(0.16%)	At Expiration	(699,784)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/15/2019	Goldman Sachs & Co.	79,620,000	(0.13%)	At Expiration	(2,914,405)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/15/2019	BNP Paribas	28,210,000	(0.16%)	At Expiration	(906,018)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/15/2019	Morgan Stanley	36,390,000	(0.20%)	At Expiration	(1,169,452)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/15/2019	Macquarie Bank Ltd.	44,590,000	(0.17%)	At Expiration	(1,432,312)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/15/2019	Merrill Lynch International Ltd.	109,170,000	(0.19%)	At Expiration	(3,507,816)
Bloomberg Commodity Index/BCOM	1/15/2019	Credit Suisse	75,810,000	(0.11%)	At Expiration	(4,248,844)
Bloomberg Commodity Index/BCOM	1/15/2019	BNP Paribas	37,610,000	(0.12%)	At Expiration	(2,108,074)
Bloomberg Commodity Index/BCOM	1/15/2019	JPMorgan Chase Securities, Inc.	37,600,000	(0.09%)	At Expiration	(2,106,957)
Bloomberg Commodity Index/BCOM	1/15/2019	Canadian Imperial Bank of Commerce	11,380,000	(0.13%)	At Expiration	(637,916)
Bloomberg Commodity Index/BCOM	1/15/2019	Barclays Bank PLC	11,830,000	(0.11%)	At Expiration	(663,024)
Bloomberg Commodity Index/BCOM	1/15/2019	Societe Generale	181,940,000	(0.12%)	At Expiration	(10,197,899)
Bloomberg Commodity Index/BCOM	1/15/2019	Merrill Lynch International Ltd.	81,880,000	(0.11%)	At Expiration	(4,589,043)
Bloomberg Commodity Index/BCOM	1/15/2019	Goldman Sachs & Co.	34,120,000	(0.10%)	At Expiration	(1,912,120)
BNP Paribas 03 Alpha Index/BNPIFMN3	1/15/2019	BNP Paribas	148,570,000	(0.12%)	At Expiration	3,176,268
CIBC Commodity Backwardation 1 Year Broad Diversified Excess Return Index/CIBZB1BD	1/15/2019	Canadian Imperial Bank of Commerce	106,120,000	(0.32%)	At Expiration	2,970,018
CIBC Milling Wheat Index/CIBZCA	1/15/2019	Canadian Imperial Bank of Commerce	36,190,000	(0.23%)	At Expiration	(617,324)

The accompanying notes are an integral part of the consolidated financial statements.

32	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
Citi CIS Commodity Index/CICXCOHE	1/15/2019	Citigroup, Inc.	89,140,000	(0.10%)	At Expiration	355,286
Citi Custom CiVICS 7 Excess Return/CVICSER7	1/15/2019	Citigroup, Inc.	268,780,000	(0.294%)	At Expiration	3,940,373
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	1/15/2019	Goldman Sachs & Co.	63,670,000	(0.35%)	At Expiration	(294,633)
Goldman Sachs Commodity Strategy 1039/ABGS1039	1/15/2019	Goldman Sachs & Co.	95,510,000	(0.35%)	At Expiration	659,307
JPMorgan Alpha Select Alternative Benchmark Index/JMABDJSE	1/15/2019	JPMorgan Chase Securities, Inc.	25,470,000	(0.33%)	At Expiration	427,674
JPMorgan Alpha Select Backwardation Excess Return/JBACDJSA	1/15/2019	JPMorgan Chase Securities, Inc.	59,430,000	(0.65%)	At Expiration	852,160
JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index/JMEBDJSE	1/15/2019	JPMorgan Chase Securities, Inc.	37,600,000	(0.38%)	At Expiration	(1,418,336)
Macquarie Vol Product 3CO1/VMAC3CO1	1/15/2019	Macquarie Bank Ltd.	45,290,790	(0.20%)	At Expiration	(3,220,527)
Macquarie Vol Product 3GC1/VMAC3GC1	1/15/2019	Macquarie Bank Ltd.	105,294,105	(0.20%)	At Expiration	(2,822,040)
RBC Broad Basket Scarcity Allocator Long/Short Alpha Index — F3/RBCABAE3	1/15/2019	Royal Bank of Canada	25,470,000	(0.40%)	At Expiration	446,577
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	1/15/2019	Royal Bank of Canada	46,100,000	(0.11%)	At Expiration	(1,665,195)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	1/15/2019	Royal Bank of Canada	34,570,000	(0.20%)	At Expiration	(1,203,382)
RBC Enhanced Commodity D03 Index/RBCADC03	1/15/2019	Royal Bank of Canada	34,570,000	(0.15%)	At Expiration	(1,912,165)
RBC Enhanced Commodity D1E0 Index/RBCAD1E0	1/15/2019	Royal Bank of Canada	101,880,000	(0.20%)	At Expiration	2,022,953
S&P GSCI Palladium Index Excess Return/SPGCPAP	1/15/2019	Morgan Stanley	31,350,000	(0.18%)	At Expiration	682,228

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	33

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
Societe Generale M Po 4 U Index/SGCOM15E	1/15/2019	Societe Generale	109,170,000	(0.18%)	At Expiration	(3,798,739)

Commodity Description	Expiration Date	Notional Amount ($)	Index Weight ($)	Value ($)

Bean Oil	Jul-19	2,741,413	2.5	(86,055)
Corn	Jul-19	7,955,459	7.3	(111,515)
WTI Crude Oil	Jul-19	7,242,128	6.6	(762,239)
Brent Crude Oil	Jul-19	8,034,227	7.4	(885,500)
Cotton	Jul-19	1,742,884	1.6	(144,370)
Gold	Jun-19	13,111,697	11.9	327,366
Copper	Jul-19	7,094,666	6.5	(365,790)
Heating Oil	Jul-19	3,777,617	3.5	(322,499)
Coffee	Jul-19	2,486,840	2.3	26,075
Kansas Wheat	Jul-19	1,833,445	1.7	(76,515)
Aluminium	Jul-19	4,588,892	4.2	(173,255)
Live Cattle	Jun-19	4,857,549	4.4	7,794
Lean Hogs	Jun-19	2,798,242	2.6	(77,087)
Nickel	Jul-19	2,845,250	2.6	(108,608)
Zinc	Jul-19	2,693,904	2.5	(101,151)
Natural Gas	Jul-19	9,522,044	8.7	(260,172)
Soybean	Jul-19	6,603,949	6.0	(110,128)
Sugar	Jul-19	3,467,004	3.2	(167,522)
Silver	Jul-19	3,624,994	3.3	212,374
Soybean Meal	Jul-19	3,450,664	3.2	(19,001)
Wheat	Jul-19	4,709,092	4.3	(200,150)
Gasoline	Jul-19	3,988,040	3.7	(400,791)
Total Societe Generale M Po 4 U Index				(3,798,739)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
UBS Custom Commodity Index/UBSIB163	1/15/2019	UBS AG	277,630,000	(0.244%)	At Expiration	(10,354,868)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)

Bloomberg Commodity Index	BCOM	60,650,000	10.9	(3,398,722)
Bloomberg Commodity Index 3 Month Forward	BCOMF3	90,970,000	16.4	(3,329,536)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	151,620,000	27.3	(5,209,892)
Bloomberg Gas Oil Subindex	BCOMGO	60,000,000	10.8	(4,902,428)
Bloomberg Gold Subindex	BCOMGC	(60,000,000)	10.8	(1,928,471)
Bloomberg ULS Diesel Subindex	BCOMHO	(60,000,000)	10.8	5,229,296
Bloomberg Soybean Meal Subindex	BCOMSM	17,530,000	3.2	(97,271)
Bloomberg Nickel Subindex	BCOMNI	(32,850,000)	5.9	1,195,441
Bloomberg ULS Diesel Subindex	BCOMHO	(14,860,000)	2.7	1,295,603
Bloomberg WTI Crude Oil Subindex	BCOMCL	(6,780,000)	1.2	791,112
Total UBS Custom Commodity Index				(10,354,868)

The accompanying notes are an integral part of the consolidated financial statements.

34	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)
Short Positions
Bloomberg Soybean Meal Subindex 1 Month Forward/BCOMSM1	6/17/2019	JPMorgan Chase Securities, Inc.	10,466,265	(0.17%)	At Expiration	116,886
BofA Merrill Lynch Commodity Excess Return Strategy Index/MLCX1CLE	1/15/2019	Merrill Lynch International Ltd.	10,170,000	(0.03%)	At Expiration	1,186,912

Total net unrealized depreciation						(68,761,060)

(j)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding options purchased, futures contracts, commodity-linked swap contracts, interest rate swap contracts and written options contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	35

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$792,623,167	$—	$792,623,167
Mortgage-Backed Securities Pass-Throughs	—	19,474,015	—	19,474,015
Asset-Backed	—	288,417,516	—	288,417,516
Commercial Mortgage-Backed Securities	—	104,932,562	225,168	105,157,730
Collateralized Mortgage Obligations	—	38,689,775	—	38,689,775
Government & Agency Obligations	—	1,130,993,270	—	1,130,993,270
Loan Participations and Assignments	—	37,101,787	463,641	37,565,428
Short-Term U.S. Treasury Obligations	—	41,125,822	—	41,125,822
Short-Term Investments (k)	258,369,965	—	—	258,369,965
Derivatives (l)
Purchased Options	0	—	—	0
Futures Contracts	13,898,935	—	—	13,898,935
Commodity-Linked Swap Contracts	—	17,481,559	—	17,481,559
Total	$272,268,900	$2,470,839,473	$688,809	$2,743,797,182

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(2,444,842)	$—	$—	$(2,444,842)
Written Options	0	—	—	0
Commodity-Linked Swap Contracts	—	(86,242,619)	—	(86,242,619)
Total	$(2,444,842)	$(86,242,619)	$—	$(88,687,461)

During the period ended December 31, 2018, the amount of transfers between Level 3 and Level 2 was $6,000,000. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

During the period ended December 31, 2018, the amount of transfers between Level 2 and Level 3 was $668,898. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between pricing levels are recognized at the beginning of the reporting period.

(k)	See Consolidated Investment Portfolio for additional detailed categorizations.

(l)	Derivatives include value of options purchased; unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, and written options, at value.

The accompanying notes are an integral part of the consolidated financial statements.

36	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

as of December 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $2,478,553,946) — including $16,948,364 of securities loaned	$2,454,046,723
Investment in DWS Government & Agency Securities Portfolio (cost $17,695,195)*	17,695,195
Investment in affiliated securities, at value (cost $240,681,358)	240,674,770
Cash	3,446,700
Receivable for investments sold	566,861
Receivable for Fund shares sold	56,096,183
Interest receivable	15,005,602
Receivable for variation margin on futures contracts	3,021,254
Unrealized appreciation on bilateral swap contracts	17,481,559
Other assets	2,390,367
Total assets	2,810,425,214

Liabilities
Payable upon return of securities loaned	17,695,195
Payable for investments purchased	38,186,691
Payable for Fund shares redeemed	20,443,269
Unrealized depreciation on bilateral swap contracts	86,242,619
Accrued management fee	1,545,189
Accrued Trustees’ fees	56,943
Other accrued expenses and payables	1,352,089
Total liabilities	165,521,995
Net assets, at value	$2,644,903,219

*	Represents collateral on securities loaned

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	37

Consolidated Statement of Assets and Liabilities as of December 31, 2018 (Unaudited) (continued)

Net Assets Consist of

Distributable earnings (loss)	$(494,782,011)
Paid-in capital	3,139,685,230
Net assets, at value	$2,644,903,219

Net Asset Value
Class A

Net Asset Value and redemption price per share ($79,664,218 ÷ 8,547,976 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.32

Maximum offering price per share (100 ÷ 94.25 of $9.32)	$9.89
Class T

Net Asset Value, offering and redemption price per share ($9,541 ÷ 1,023 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.33

Maximum offering price per share (100 ÷ 97.50 of $9.33)	$9.57
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($17,733,974 ÷ 2,122,118 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.36
Class R6

Net Asset Value, offering and redemption price per share ($29,023,647 ÷ 3,067,755 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.46
Class S

Net Asset Value, offering and redemption price per share ($259,284,921 ÷ 27,472,160 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.44
Institutional Class

Net Asset Value, offering and redemption price per share ($2,259,186,918 ÷ 238,647,964 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.47

The accompanying notes are an integral part of the consolidated financial statements.

38	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Operations

for the six months ended December 31, 2018 (Unaudited)

Investment Income
Income:

Interest	$39,673,925
Income distributions from affiliated securities	2,641,952
Securities lending income, net of borrower rebates	13,301
Total income	42,329,178
Expenses:

Management fee	13,665,482
Administration fee	1,597,911
Services to shareholders	2,251,160
Distribution and service fees	236,756
Custodian fee	139,270
Professional fees	89,419
Reports to shareholders	277,070
Registration fees	143,962
Trustees’ fees and expenses	81,259
Other	92,434
Total expenses before expense reductions	18,574,723
Expense reductions	(2,169,777)
Total expenses after expense reductions	16,404,946
Net investment income	25,924,232

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	254,185
Swap contracts	(359,563,812)
Futures	(39,903,618)
Written options	(8,537,470)
Foreign currency	4
Payments by affiliates (see Note H)	375
(407,750,336)
Change in net unrealized appreciation (depreciation) on:

Affiliated investments	(8,114)
Non-affiliated investments	(16,248,830)
Swap contracts	(18,988,573)
Futures	17,669,231
Written options	12,315,690
(5,260,596)
Net gain (loss)	(413,010,932)
Net increase (decrease) in net assets resulting from operations	$(387,086,700)

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	39

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
Operations:

Net investment income (loss)	$25,924,232	$30,606,765
Net realized gain (loss)	(407,750,336)	285,465,712
Change in net unrealized appreciation (depreciation)	(5,260,596)	(99,695,439)
Net increase (decrease) in net assets resulting from operations	(387,086,700)	216,377,038
Distributions to shareholders:

Class A	(9,529,583)	(254,661)
Class T	(1,019)	(23)
Class C	(2,046,858)	—
Class R6	(2,943,007)	(112,173)
Class S	(33,415,817)	(1,922,447)
Institutional Class	(262,317,768)	(13,838,254)
Total distributions	(310,254,052)	(16,127,558)*
Fund share transactions:

Proceeds from shares sold	685,560,927	1,488,494,599
Reinvestment of distributions	295,384,525	15,511,525
Payments for shares redeemed	(1,097,744,126)	(990,265,997)
Net increase (decrease) in net assets from Fund share transactions	(116,798,674)	513,740,127
Increase (decrease) in net assets	(814,139,426)	713,989,607
Net assets at beginning of period	3,459,042,645	2,745,053,038

Net assets at end of period	$2,644,903,219	$3,459,042,645 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $310,072,878.

The accompanying notes are an integral part of the consolidated financial statements.

40	|	DWS Enhanced Commodity Strategy Fund

Consolidated Financial Highlights

	Six Months Ended 12/31/18		Years Ended June 30,
Class A	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$11.71		$10.88		$12.60	$13.42	$15.86	$14.95	[d]
Income (loss) from investment operations:

Net investment income (loss)[a]	.07		.08		.03	.02	.02	.04
Net realized and unrealized gain (loss)	(1.39)		.78		(.97)	(.83)	(2.01)	.89
Total from investment operations	(1.32)		.86		(.94)	(.81)	(1.99)	.93
Less distributions from:
Net investment income	(1.07)		(.03)		(.78)	(.01)	(.45)	(.02)
Redemption fees	—		—		.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$9.32		$11.71		$10.88	$12.60	$13.42	$15.86
Total Return (%)[b]	(11.65	)c**	7.87	[c]	(7.70)[c]	(6.00)[c]	(12.65)[c]	6.20

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80		121		110	129	130	171
Ratio of expenses before expense reductions (%)	1.46	*	1.43		1.47	1.44	1.52	1.50
Ratio of expenses after expense reductions (%)	1.34	*	1.35		1.33	1.36	1.49	1.50
Ratio of net investment income (loss) (%)	1.30	*	.73		.28	.19	.13	.27
Portfolio turnover rate (%)	27	**	79		52	92	95	93

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	41

Class T	Six Months Ended 12/31/18 (Unaudited)		Year Ended 6/30/18	Period Ended 6/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$11.72		$10.88	$10.88
Income (loss) from investment operations:

Net investment income (loss)[b]	.07		.09	.00	***
Net realized and unrealized gain (loss)	(1.38)		.77	(.00	)***
Total from investment operations	(1.31)		.86	.00	***
Less distributions from:
Net investment income	(1.08)		(.02)	(.00	)***
Net asset value, end of period	$9.33		$11.72	$10.88
Total Return (%)[c,d]	(11.60	)**	7.95	.01	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		11	10
Ratio of expenses before expense reductions (%)	1.40	*	1.36	1.57	*
Ratio of expenses after expense reductions (%)	1.34	*	1.29	1.35	*
Ratio of net investment income (loss) (%)	1.29	*	.80	.47	*
Portfolio turnover rate (%)	27	**	79	52	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to June 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended June 30, 2017.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the consolidated financial statements.

42	|	DWS Enhanced Commodity Strategy Fund

	Six Months Ended 12/31/18		Years Ended June 30,
Class C	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.50		$9.80		$11.39	$12.21	$14.48	$13.75	[d]
Income (loss) from investment operations:

Net investment income (loss)[a]	.03		(.00	)***	(.05)	(.06)	(.08)	(.07)
Net realized and unrealized gain (loss)	(1.24)		.70		(.88)	(.76)	(1.83)	.80
Total from investment operations	(1.21)		.70		(.93)	(.82)	(1.91)	.73
Less distributions from:
Net investment income	(.93)		—		(.66)	—	(.36)	—
Redemption fees	—		—		.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$8.36		$10.50		$9.80	$11.39	$12.21	$14.48
Total Return (%)[b,c]	(11.97	)**	7.14		(8.42)	(6.72)	(13.30)	5.31

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		27		27	29	32	47
Ratio of expenses before expense reductions (%)	2.17	*	2.17		2.21	2.22	2.29	2.28
Ratio of expenses after expense reductions (%)	2.09	*	2.09		2.08	2.11	2.24	2.26
Ratio of net investment income (loss) (%)	.55	*	(.02)		(.47)	(.56)	(.61)	(.51)
Portfolio turnover rate (%)	27	**	79		52	92	95	93

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	43

	Six Months Ended 12/31/18		Years Ended June 30,		Period Ended
Class R6	(Unaudited)		2018	2017	6/30/16[a]

Selected Per Share Data
Net asset value, beginning of period	$11.89		$11.04	$12.79	$12.50
Income (loss) from investment operations:

Net investment income[b]	.09		.13	.08	.01
Net realized and unrealized gain (loss)	(1.41)		.79	(.99)	.30
Total from investment operations	(1.32)		.92	(.91)	.31
Less distributions from:

Net investment income	(1.11)		(.07)	(.84)	(.02)
Redemption fees	—		—	.00 ***	.00	***
Net asset value, end of period	$9.46		$11.89	$11.04	$12.79
Total Return (%)[c]	(11.50	)**	8.36	(7.37)	2.46	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29		22	13	5
Ratio of expenses before expense reductions (%)	1.05	*	1.07	1.09	1.27	*
Ratio of expenses after expense reductions (%)	.95	*	.95	.96	.95	*
Ratio of net investment income (%)	1.72	*	1.14	.67	.68	*
Portfolio turnover rate (%)	27	**	79	52	92	[d]

[a]	For the period from June 1, 2016 (commencement of operations) to June 30, 2016.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended June 30, 2016.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the consolidated financial statements.

44	|	DWS Enhanced Commodity Strategy Fund

	Six Months Ended 12/31/18		Years Ended June 30,
Class S	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$11.86		$11.02		$12.76	$13.58	$16.05	$15.10	[c]
Income (loss) from investment operations:

Net investment income (loss)[a]	.08		.11		.06	.05	.04	.07
Net realized and unrealized gain (loss)	(1.40)		.78		(.99)	(.84)	(2.03)	.91
Total from investment operations	(1.32)		.89		(.93)	(.79)	(1.99)	.98
Less distributions from:

Net investment income	(1.10)		(.05)		(.81)	(.03)	(.48)	(.03)
Redemption fees	—		—		.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$9.44		$11.86		$11.02	$12.76	$13.58	$16.05
Total Return (%)	(11.53	)b**	8.08	[b]	(7.50)[b]	(5.77)[b]	(12.51)[b]	6.46

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	259		520		349	298	283	240
Ratio of expenses before expense reductions (%)	1.22	*	1.19		1.24	1.25	1.30	1.30
Ratio of expenses after expense reductions (%)	1.14	*	1.12		1.13	1.17	1.28	1.30
Ratio of net investment income (loss) (%)	1.49	*	.97		.48	.39	.32	.47
Portfolio turnover rate (%)	27	**	79		52	92	95	93

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	45

	Six Months Ended 12/31/18		Years Ended June 30,
Institutional Class	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$11.90		$11.05		$12.80	$13.63	$16.10	$15.15	[c]
Income (loss) from investment operations:

Net investment income (loss)[a]	.09		.13		.07	.06	.06	.09
Net realized and unrealized gain (loss)	(1.41)		.79		(.99)	(.84)	(2.03)	.89
Total from investment operations	(1.32)		.92		(.92)	(.78)	(1.97)	.98
Less distributions from:

Net investment income	(1.11)		(.07)		(.83)	(.05)	(.50)	(.03)
Redemption fees	—		—		.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$9.47		$11.90		$11.05	$12.80	$13.63	$16.10
Total Return (%)	(11.49	)b**	8.31	[b]	(7.40)[b]	(5.70)[b]	(12.36)	6.48

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,259		2,769		2,246	2,127	358	281
Ratio of expenses before expense reductions (%)	1.14	*	1.13		1.18	1.16	1.17	1.16
Ratio of expenses after expense reductions (%)	.99	*	.99		.99	1.01	1.17	1.16
Ratio of net investment income (loss) (%)	1.66	*	1.09		.62	.53	.44	.60
Portfolio turnover rate (%)	27	**	79		52	92	95	93

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the consolidated financial statements.

46	|	DWS Enhanced Commodity Strategy Fund

Notes to Consolidated Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Enhanced Commodity Strategy Fund (the “Fund”) is a diversified series of Deutsche DWS Securities Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Effective October 1, 2018, Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed

DWS Enhanced Commodity Strategy Fund	|	47

consistently by the Fund in the preparation of its consolidated financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Consolidated Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Consolidated Statements of Changes in Net Assets.

Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity II, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor”) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as futures and options contracts and commodity-linked swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of December 31, 2018, the Fund’s investment in the Subsidiary was $519,508,956, representing 18% of the Fund’s total assets.

The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for

48	|	DWS Enhanced Commodity Strategy Fund

similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the

DWS Enhanced Commodity Strategy Fund	|	49

Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended December 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of December 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks

50	|	DWS Enhanced Commodity Strategy Fund

associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2018, the Fund had securities on loan, which were classified as corporate bonds and government & agency obligations in the Consolidated Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Remaining Contractual Maturity of the Agreements as of December 31, 2018
	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Securities Lending Transactions
Corporate Bonds	$7,683,720	$—	$—	$—	$7,683,720
Government and Agency Obligations	10,011,475	—	—	—	10,011,475
Total Borrowings	$17,695,195	$—	$—	$—	$17,695,195
Gross amount of recognized liabilities for securities lending transactions					$17,695,195

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating rate loans (“Loans”) in which the Fund invests, are arranged between the borrower and one or more financial institutions (“Lenders”). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with

DWS Enhanced Commodity Strategy Fund	|	51

recapitalizations, acquisitions, leveraged buy-outs and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Income from certain commodity-linked derivatives does not constitute “qualifying income” to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

52	|	DWS Enhanced Commodity Strategy Fund

At June 30, 2018, the Fund had net tax basis capital loss carryforwards of approximately $32,479,000, including $8,095,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until June 30, 2019, the expiration date; and approximately $24,384,000 of post-enactment losses, including short-term losses ($14,067,000) and long-term losses ($10,317,000), which may be applied against realized net taxable capital gains indefinitely.

At June 30, 2018, the aggregate cost of investments for federal income tax purposes was $3,499,578,195. The net unrealized depreciation for all investments based on tax cost was $16,004,963. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,935,203 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $17,940,166.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures and swap contracts and investment in the Subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

DWS Enhanced Commodity Strategy Fund	|	53

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap

54	|	DWS Enhanced Commodity Strategy Fund

transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended December 31, 2018, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

There were no open interest rate swap contracts as of the six months ended December 31, 2018. For the six months ended December 31, 2018, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $0 to approximately $170,265,000.

Commodity-Linked Swaps. Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the six months ended December 31, 2018, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

A summary of the open commodity-linked swap contracts as of December 31, 2018 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2018, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from approximately $3,191,705,000 to $4,928,156,000, and the investment in short commodity-linked swap contracts had a total notional amount generally indicative of a range from approximately $20,636,000 to $610,466,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices, will require cash settlement

DWS Enhanced Commodity Strategy Fund	|	55

by the Fund if exercised. For the six months ended December 31, 2018, the Fund entered into options on commodity futures contracts and commodity indices to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of open purchased option contracts as of December 31, 2018 is included in the Fund’s Consolidated Investment Portfolio. A summary of open written option contracts is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2018, the investment in purchased options contracts had a total value generally indicative of a range from $0 to $12,590,000, and the investment in written options contracts had a total value generally indicative of a range from $0 to $22,450,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended December 31, 2018, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities, and entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is

56	|	DWS Enhanced Commodity Strategy Fund

closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Consolidated Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2018 is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $50,596,000 to $281,509,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $171,524,000 to $305,334,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2018 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Purchased Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$0	$17,481,559	$13,898,935	$31,380,494

Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)

Includes cumulative appreciation of futures contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

(b)	Investments in securities at value (includes purchased options) and unrealized appreciation on bilateral swap contracts

Liability Derivatives	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (c)	$—	$—	$(1,543,180)	$(1,543,180)
Commodity Contracts (c) (d)	0	(86,242,619)	(901,662)	(87,144,281)
	$0	$(86,242,619)	$(2,444,842)	$(88,687,461)

Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(c)

Includes cumulative depreciation of futures contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

(d)	Written options, at value and unrealized depreciation on bilateral swap contracts

DWS Enhanced Commodity Strategy Fund	|	57

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended December 31, 2018 and the related location on the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (e)	$—	$—	$(700,402)	$(913,250)	$(1,613,652)
Commodity Contracts (e)	6,815,024	(8,537,470)	(358,863,410)	(38,990,368)	(399,576,224)
	$6,815,024	$(8,537,470)	$(359,563,812)	$(39,903,618)	$(401,189,876)

Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(e)	Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (f)	$—	$—	$—	$(1,800,007)	$(1,800,007)
Commodity Contracts (f)	(10,562,310)	12,315,690	(18,988,573)	19,469,238	2,234,045
	$(10,562,310)	$12,315,690	$(18,988,573)	$17,669,231	$434,038

Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively

As of December 31, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated

58	|	DWS Enhanced Commodity Strategy Fund

Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$644,917	$(644,917)	$—	$—	$—
BNP Paribas	3,176,268	(3,176,268)	—	—	—
Canadian Imperial Bank of Commerce	2,970,018	(2,505,374)	—	—	464,644
Citigroup, Inc.	4,295,659	—	—	—	4,295,659
Goldman Sachs & Co.	659,307	(659,307)	—	—	—
JPMorgan Chase Securities, Inc.	1,396,720	(1,396,720)	—	—	—
Merrill Lynch International Ltd.	1,186,912	(1,186,912)	—	—	—
Morgan Stanley	682,228	(682,228)	—	—	—
Royal Bank of Canada	2,469,530	(2,469,530)	—	—	—
	$17,481,559	$(12,721,256)	$—	$—	$4,760,303

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (g)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$4,545,466	$(644,917)	$(3,900,549)	$—	$—
BNP Paribas	4,046,829	(3,176,268)	(870,561)	—	—
Canadian Imperial Bank of Commerce	2,505,374	(2,505,374)	—	—	—
Credit Suisse	7,024,911	—	(7,024,911)	—	—
Goldman Sachs & Co.	5,121,158	(659,307)	(4,461,851)	—	—
JPMorgan Chase Securities, Inc.	7,654,583	(1,396,720)	(6,257,863)	—	—
Macquarie Bank Ltd.	8,174,663	—	(8,174,663)	—	—
Merrill Lynch International Ltd.	11,093,586	(1,186,912)	(9,906,674)	—	—
Morgan Stanley	4,278,330	(682,228)	(3,596,102)	—	—
Royal Bank of Canada	4,780,742	(2,469,530)	(2,311,212)	—	—
Societe Generale	16,662,109	—	(16,662,109)	—	—
UBS AG	10,354,868	—	(10,354,868)	—	—
	$86,242,619	$(12,721,256)	$(73,521,363)	$—	$—

(g)	The actual collateral received and/or pledged may be more than the amounts shown.

DWS Enhanced Commodity Strategy Fund	|	59

C. Purchases and Sales of Securities

During the six months ended December 31, 2018, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$602,259,974	$581,234,465
U.S. Treasury Obligations	$194,995,331	$302,246,902

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to October 1, 2018, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.950%
Next $500 million of such net assets	.900%
Next $500 million of such net assets	.850%
Next $1 billion of such assets	.825%
Next $1 billion of such assets	.800%
Over $3.5 billion of such net assets	.775%

Effective October 1, 2018, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.950%
Next $500 million of such net assets	.900%
Next $500 million of such net assets	.850%
Next $1 billion of such assets	.825%
Next $1 billion of such assets	.800%
Next $1.5 billion of such net assets	.775%
Over $5 billion of such net assets	.750%

60	|	DWS Enhanced Commodity Strategy Fund

Accordingly, for the six months ended December 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.86% of the Fund’s average daily net assets.

For the period from July 1, 2018 through September 30, 2018, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.35%
Class T	1.35%
Class C	2.10%
Class R6	.95%
Class S	1.15%
Institutional Class	.99%

Effective October 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.33%
Class T	1.33%
Class C	2.08%
Class R6	.95%
Class S	1.13%
Institutional Class	.99%

For the six months ended December 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$61,504
Class T	3
Class C	9,579
Class R6	13,301
Class S	145,244
Institutional Class	1,940,146
$2,169,777

DWS Enhanced Commodity Strategy Fund	|	61

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2018, the Administration Fee was $1,597,911, of which $238,029 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended December 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2018
Class A	$5,766	$2,459
Class T	11	3
Class C	1,104	538
Class R6	4,477	1,304
Class S	11,103	6,914
Institutional Class	33,475	7,188
	$55,936	$18,406

In addition, for the six months ended December 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$96,713
Class T	1
Class C	17,427
Class S	382,959
Institutional Class	1,597,996
$2,095,096

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution

62	|	DWS Enhanced Commodity Strategy Fund

Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of C shares. For the six months ended December 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at December 31, 2018
Class C	$85,608	$12,095

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended December 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at December 31, 2018	Annualized Rate
Class A	$122,615	$37,149	.25%
Class T	7	6	.15%
Class C	28,526	8,341	.25%
	$151,148	$45,496

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended December 31, 2018 aggregated $2,969.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended December 31, 2018, the CDSC for the Fund’s Class C shares was $8,041. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended December 31, 2018, DDI received $12 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended December 31, 2018, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders” aggregated $13,004, of which $10,925 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Enhanced Commodity Strategy Fund	|	63

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2018.

F. Investing in Commodities-Related Investments

The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or

64	|	DWS Enhanced Commodity Strategy Fund

other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price.

G. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,919,455	$20,240,695	4,238,541	$49,534,059
Class T	—	—	1,668	19,500
Class C	202,842	1,944,081	905,669	9,538,560
Class R6	1,266,191	13,711,189	959,591	11,395,356
Class S	9,059,444	96,880,056	24,187,913	285,748,500
Institutional Class	50,889,862	552,784,906	96,032,116	1,132,258,624
		$685,560,927		$1,488,494,599

Shares issued to shareholders in reinvestment of distributions
Class A	587,139	$5,902,215	15,175	$175,050
Class T	102	1,019	2	23
Class C	187,036	1,685,698	—	—
Class R6	209,058	2,118,140	8,535	99,728
Class S	2,674,403	27,207,586	132,498	1,545,648
Institutional Class	25,378,313	258,469,867	1,170,435	13,691,076
		$295,384,525		$15,511,525

DWS Enhanced Commodity Strategy Fund	|	65

	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(4,308,084)	$(45,437,513)	(3,982,689)	$(45,881,391)
Class T	—	—	(1,668)	(20,100)
Class C	(830,122)	(7,829,908)	(1,056,276)	(10,996,996)
Class R6	(282,674)	(2,901,826)	(301,262)	(3,573,213)
Class S	(28,112,465)	(302,679,949)	(12,173,552)	(142,779,813)
Institutional Class	(70,356,015)	(738,894,930)	(67,755,012)	(787,014,484)
		$(1,097,744,126)		$(990,265,997)

Net increase (decrease)
Class A	(1,801,490)	$(19,294,603)	271,027	$3,827,718
Class T	102	1,019	2	(577)
Class C	(440,244)	(4,200,129)	(150,607)	(1,458,436)
Class R6	1,192,575	12,927,503	666,864	7,921,871
Class S	(16,378,618)	(178,592,307)	12,146,859	144,514,335
Institutional Class	5,912,160	72,359,843	29,447,539	358,935,216
		$(116,798,674)		$513,740,127

H. Payments by Affiliates

During the six months ended December 31, 2018, the Advisor agreed to reimburse the Fund $375 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

66	|	DWS Enhanced Commodity Strategy Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2018 to December 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Enhanced Commodity Strategy Fund	|	67

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/18	$883.50	$884.00	$880.30	$885.00	$884.70	$885.10
Expenses Paid per $1,000*	$6.36	$6.36	$9.91	$4.51	$5.42	$4.70

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/18	$1,018.45	$1,018.45	$1,014.67	$1,020.42	$1,019.46	$1,020.21
Expenses Paid per $1,000*	$6.82	$6.82	$10.61	$4.84	$5.80	$5.04

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Enhanced Commodity Strategy Fund	1.34%	1.34%	2.09%	.95%	1.14%	.99%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

68	|	DWS Enhanced Commodity Strategy Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Enhanced Commodity Strategy Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Enhanced Commodity Strategy Fund	|	69

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in

70	|	DWS Enhanced Commodity Strategy Fund

one-year period ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund. The Board noted that, in connection with the 2016, 2017, and 2018 contract renewal process, DIMA agreed to implement a new management fee breakpoint.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

DWS Enhanced Commodity Strategy Fund	|	71

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the

72	|	DWS Enhanced Commodity Strategy Fund

individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Enhanced Commodity Strategy Fund	|	73

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). This Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

74	|	DWS Enhanced Commodity Strategy Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”) is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SKNRX	SKSTX	SKCRX	SKSRX	SKIRX
CUSIP Number	25159L 877	25159L 380	25159L 851	25159L 844	25159L 836
Fund Number	485	1785	785	2085	817

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SKRRX
CUSIP Number	25159L 448
Fund Number	1685

DWS Enhanced Commodity Strategy Fund	|	75

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

76	|	DWS Enhanced Commodity Strategy Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS Enhanced Commodity Strategy Fund	|	77

Notes

Notes

DECSF-3

(R-025782-8 2/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/1/2019